Financial Guarantee Receivable and Liability (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Guarantees [Abstract]
Initial recognition at fair value	$ 31.8
Guarantee fee received	(5.0)
Interest accretion	1.3
Closing balance	28.1
Current portion of financial guarantee receivable	(5.0)
Financial guarantee asset	23.1
Initial recognition at fair value	31.8
Amortization of guarantee liability	(3.5)
Financial guarantee liability	$ 28.3